Shareholder Report	6 Months Ended
May 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	GLOBAL X FUNDS
Entity Central Index Key	0001432353
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
C000170217
Shareholder Report [Line Items]
Fund Name	Global X Millennial Consumer ETF
Class Name	Global X Millennial Consumer ETF
Trading Symbol	MILN
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Global X Millennial Consumer ETF (the "Fund") for the period from December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.globalxetfs.com/funds/miln. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/miln
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Millennial Consumer ETF	$24	0.50%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.50%	[1]
AssetsNet	$ 97,426,911
Holdings Count | Holding	82
Advisory Fees Paid, Amount	$ 256,152
InvestmentCompanyPortfolioTurnover	10.92%
Holdings [Text Block]

Asset/Country WeightingsFootnote Reference*

Table Summary
Value	Value
Short-Term Investment	0.3%
Singapore	3.4%
United States	96.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Apple	3.5%
Alphabet, Cl A	3.5%
Amazon.com	3.4%
Carvana, Cl A	3.3%
Sea ADR	3.1%
NIKE, Cl B	3.1%
Airbnb, Cl A	3.0%
DoorDash, Cl A	3.0%
Spotify Technology	3.0%
Starbucks	3.0%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten holdings.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/miln
C000170216
Shareholder Report [Line Items]
Fund Name	Global X Aging Population ETF
Class Name	Global X Aging Population ETF
Trading Symbol	AGNG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Global X Aging Population ETF (the "Fund") for the period from December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.globalxetfs.com/funds/agng. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/agng
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Aging Population ETF	$24	0.50%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.50%	[2]
AssetsNet	$ 81,821,249
Holdings Count | Holding	84
Advisory Fees Paid, Amount	$ 201,969
InvestmentCompanyPortfolioTurnover	9.18%
Holdings [Text Block]

Country WeightingsFootnote Reference*

Table Summary
Value	Value
Other Countries	1.2%
Italy	0.4%
France	0.7%
Germany	0.9%
Canada	1.0%
South Korea	2.1%
Belgium	3.4%
United Kingdom	3.7%
China	3.7%
Switzerland	5.8%
Denmark	5.9%
Japan	6.5%
United States	64.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
Novo Nordisk, Cl B	3.8%
Eli Lilly	3.6%
Edwards Lifesciences	3.4%
Roche Holding	3.2%
AbbVie	3.2%
Welltower	3.1%
Ventas	3.0%
Merck	3.0%
Bristol-Myers Squibb	3.0%
Amgen	2.9%

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/agng
C000171851
Shareholder Report [Line Items]
Fund Name	Global X FinTech ETF
Class Name	Global X FinTech ETF
Trading Symbol	FINX
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Global X FinTech ETF (the "Fund") for the period from December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.globalxetfs.com/funds/finx/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/finx/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X FinTech ETF	$32	0.69%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.69%	[3]
AssetsNet	$ 195,595,535
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 732,227
InvestmentCompanyPortfolioTurnover	16.32%
Holdings [Text Block]

Asset/Country WeightingsFootnote Reference*

Table Summary
Value	Value
Repurchase Agreements	2.6%
Other Countries	1.4%
Israel	0.8%
Brazil	0.8%
South Korea	0.8%
Italy	0.9%
Switzerland	1.1%
Cayman Islands	1.4%
Australia	1.4%
New Zealand	1.6%
United Kingdom	3.5%
Netherlands	4.5%
United States	81.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Robinhood Markets, Cl A	6.8%
Block, Cl A	6.6%
PayPal Holdings	5.5%
Coinbase Global, Cl A	5.4%
Fiserv	5.2%
Adyen	4.5%
Circle Internet Group, Cl A	4.3%
Intuit	4.2%
SoFi Technologies	4.1%
Affirm Holdings, Cl A	3.8%
Footnote	Description
Footnote(A)	Repurchase Agreements are not shown in the top ten holdings.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/finx/
C000171852
Shareholder Report [Line Items]
Fund Name	Global X Internet of Things ETF
Class Name	Global X Internet of Things ETF
Trading Symbol	SNSR
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Global X Internet of Things ETF (the "Fund") for the period from December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.globalxetfs.com/funds/snsr/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/snsr/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Internet of Things ETF	$41	0.68%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.68%	[4]
AssetsNet	$ 251,405,981
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 703,647
InvestmentCompanyPortfolioTurnover	7.88%
Holdings [Text Block]

Asset/Country WeightingsFootnote Reference*

Table Summary
Value	Value
Repurchase Agreements	0.8%
Other Countries	2.1%
France	1.0%
Sweden	1.3%
Norway	1.4%
Austria	1.4%
Netherlands	1.7%
Japan	1.9%
China	2.1%
Switzerland	2.5%
Singapore	9.4%
Taiwan	11.0%
United States	64.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
STMicroelectronics	9.4%
Lattice Semiconductor	6.2%
Rambus	4.9%
Dexcom	4.7%
Garmin	4.4%
Advantech	4.2%
Samsara, Cl A	3.9%
MediaTek	3.7%
Skyworks Solutions	3.6%
QUALCOMM	2.8%
Footnote	Description
Footnote(A)	Repurchase Agreements are not shown in the top ten holdings.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/snsr/
C000171853
Shareholder Report [Line Items]
Fund Name	Global X Robotics & Artificial Intelligence ETF
Class Name	Global X Robotics & Artificial Intelligence ETF
Trading Symbol	BOTZ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Global X Robotics & Artificial Intelligence ETF (the "Fund") for the period from December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.globalxetfs.com/funds/botz/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/botz/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Robotics & Artificial Intelligence ETF	$36	0.68%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.68%	[5]
AssetsNet	$ 3,743,088,300
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 11,308,650
InvestmentCompanyPortfolioTurnover	29.35%
Holdings [Text Block]

Asset/Country WeightingsFootnote Reference*

Table Summary
Value	Value
Futures Contracts	0.1%
Repurchase Agreements	2.7%
France	0.3%
Canada	0.6%
Finland	0.7%
Norway	1.0%
United Kingdom	1.1%
South Korea	3.7%
Switzerland	9.5%
China	21.8%
Japan	30.0%
United States	30.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Keyence	9.3%
ABB	9.0%
FANUC	9.0%
NVIDIA	8.3%
Intuitive Surgical	6.1%
Shenzhen Inovance Technology, Cl A	4.3%
SMC	4.0%
Daifuku	3.5%
RoboTechnik Intelligent Technology, Cl A	2.7%
Yaskawa Electric	2.5%
Footnote	Description
Footnote(A)	Repurchase Agreements are not shown in the top ten holdings.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/botz/
C000178804
Shareholder Report [Line Items]
Fund Name	Global X U.S. Infrastructure Development ETF
Class Name	Global X U.S. Infrastructure Development ETF
Trading Symbol	PAVE
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Global X U.S. Infrastructure Development ETF (the "Fund") for the period from December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.globalxetfs.com/funds/pave. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/pave
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X U.S. Infrastructure Development ETF	$25	0.47%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.47%	[6]
AssetsNet	$ 13,540,058,544
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 27,444,506
InvestmentCompanyPortfolioTurnover	5.15%
Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Short-Term Investment	0.1%
Consumer Discretionary	0.7%
Information Technology	1.1%
Utilities	3.1%
Materials	20.5%
Industrials	74.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Quanta Services	4.2%
CSX	3.5%
Eaton PLC	3.3%
Howmet Aerospace	3.3%
Trane Technologies PLC	3.2%
Union Pacific	3.1%
Nucor	3.1%
Rockwell Automation	2.9%
Norfolk Southern	2.9%
United Rentals	2.9%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten holdings.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/pave
C000198888
Shareholder Report [Line Items]
Fund Name	Global X Autonomous & Electric Vehicles ETF
Class Name	Global X Autonomous & Electric Vehicles ETF
Trading Symbol	DRIV
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Global X Autonomous & Electric Vehicles ETF (the "Fund") for the period from December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.globalxetfs.com/funds/driv. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/driv
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Autonomous & Electric Vehicles ETF	$41	0.68%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.68%	[7]
AssetsNet	$ 477,035,082
Holdings Count | Holding	82
Advisory Fees Paid, Amount	$ 1,242,033
InvestmentCompanyPortfolioTurnover	12.46%
Holdings [Text Block]

Asset/Country WeightingsFootnote Reference*

Table Summary
Value	Value
Repurchase Agreements	1.8%
Other Countries	1.7%
France	2.0%
Singapore	2.2%
Canada	2.6%
Germany	3.1%
Taiwan	3.3%
Netherlands	3.7%
Australia	4.9%
South Korea	5.3%
China	9.4%
Japan	11.3%
United States	50.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Intel	5.0%
QUALCOMM	2.9%
NVIDIA	2.7%
Alphabet, Cl A	2.6%
WNC	2.5%
Infineon Technologies	2.3%
Tesla	2.3%
Microsoft	2.2%
STMicroelectronics	2.2%
Nebius Group, Cl A	2.1%
Footnote	Description
Footnote(A)	Repurchase Agreements are not shown in the top ten holdings.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/driv
C000198548
Shareholder Report [Line Items]
Fund Name	Global X Artificial Intelligence & Technology ETF
Class Name	Global X Artificial Intelligence & Technology ETF
Trading Symbol	AIQ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Global X Artificial Intelligence & Technology ETF (the "Fund") for the period from December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.globalxetfs.com/funds/aiq/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/aiq/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Artificial Intelligence & Technology ETF	$40	0.68%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.68%	[8]
AssetsNet	$ 10,862,855,259
Holdings Count | Holding	91
Advisory Fees Paid, Amount	$ 27,102,922
InvestmentCompanyPortfolioTurnover	9.95%
Holdings [Text Block]

Asset/Country WeightingsFootnote Reference*

Table Summary
Value	Value
Repurchase Agreements	0.6%
Other Countries	0.3%
Switzerland	0.2%
Sweden	0.3%
Netherlands	0.8%
Finland	0.9%
Japan	1.5%
Canada	1.7%
China	4.1%
Germany	4.2%
Taiwan	4.8%
South Korea	11.9%
United States	69.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
SK hynix	7.1%
Micron Technology	5.8%
Advanced Micro Devices	4.8%
Samsung Electronics	4.8%
Intel	4.2%
Cisco Systems	3.8%
Broadcom	3.2%
Taiwan Semiconductor Manufacturing ADR	3.0%
Oracle	3.0%
Apple	3.0%
Footnote	Description
Footnote(A)	Repurchase Agreements are not shown in the top ten holdings.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/aiq/
C000203266
Shareholder Report [Line Items]
Fund Name	Global X Genomics & Biotechnology ETF
Class Name	Global X Genomics & Biotechnology ETF
Trading Symbol	GNOM
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Global X Genomics & Biotechnology ETF (the "Fund") for the period from December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.globalxetfs.com/funds/gnom/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/gnom/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Genomics & Biotechnology ETF	$26	0.50%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%	[9]
AssetsNet	$ 59,262,437
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 129,572
InvestmentCompanyPortfolioTurnover	16.51%
Holdings [Text Block]

Asset/Country WeightingsFootnote Reference*

Table Summary
Value	Value
Repurchase Agreements	2.9%
Australia	0.4%
Netherlands	1.6%
United Kingdom	1.8%
China	1.9%
Germany	3.4%
Switzerland	3.9%
United States	86.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Guardant Health	5.6%
Illumina	4.8%
Natera	4.2%
BioMarin Pharmaceutical	4.1%
Arrowhead Pharmaceuticals	4.1%
Legend Biotech ADR	4.0%
Praxis Precision Medicines	4.0%
Twist Bioscience	4.0%
Vertex Pharmaceuticals	3.9%
CRISPR Therapeutics	3.9%
Footnote	Description
Footnote(A)	Repurchase Agreements are not shown in the top ten holdings.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/gnom/
C000210838
Shareholder Report [Line Items]
Fund Name	Global X Cloud Computing ETF
Class Name	Global X Cloud Computing ETF
Trading Symbol	CLOU
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Global X Cloud Computing ETF (the "Fund") for the period from December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.globalxetfs.com/funds/clou/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/clou/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Cloud Computing ETF	$35	0.68%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.68%	[10]
AssetsNet	$ 268,750,604
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 793,739
InvestmentCompanyPortfolioTurnover	21.18%
Holdings [Text Block]

Asset/Country WeightingsFootnote Reference*

Table Summary
Value	Value
Short-Term Investment	0.2%
Japan	0.3%
Israel	2.2%
China	2.5%
Canada	3.3%
United States	91.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Snowflake, Cl A	6.3%
Datadog, Cl A	6.3%
DigitalOcean Holdings	5.5%
Akamai Technologies	4.9%
ServiceNow	4.8%
Twilio, Cl A	4.4%
Workday, Cl A	4.0%
Cloudflare, Cl A	4.0%
Paycom Software	3.7%
Salesforce	3.7%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten holdings.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/clou/
C000214985
Shareholder Report [Line Items]
Fund Name	Global X Cybersecurity ETF
Class Name	Global X Cybersecurity ETF
Trading Symbol	BUG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Global X Cybersecurity ETF (the "Fund") for the period from December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.globalxetfs.com/funds/bug/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/bug/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Cybersecurity ETF	$27	0.51%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.51%	[11]
AssetsNet	$ 1,174,412,219
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 2,285,704
InvestmentCompanyPortfolioTurnover	21.20%
Holdings [Text Block]

Asset/Country WeightingsFootnote Reference*

Table Summary
Value	Value
Futures Contracts	0.0%Footnote Reference**
Repurchase Agreements	1.2%
South Korea	0.7%
Taiwan	0.9%
United Kingdom	1.1%
Japan	5.1%
Israel	6.1%
United States	86.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.
Footnote**	Amount is less than 0.05%.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Okta, Cl A	7.5%
Crowdstrike Holdings, Cl A	7.3%
Fortinet	7.3%
Palo Alto Networks	7.0%
Akamai Technologies	6.5%
SailPoint	5.5%
Rubrik, Cl A	4.9%
Zscaler	4.8%
Tenable Holdings	4.5%
Gen Digital	4.5%
Footnote	Description
Footnote(A)	Repurchase Agreements are not shown in the top ten holdings.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/bug/
C000214548
Shareholder Report [Line Items]
Fund Name	Global X Dorsey Wright Thematic ETF
Class Name	Global X Dorsey Wright Thematic ETF
Trading Symbol	GXDW
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Global X Dorsey Wright Thematic ETF (the "Fund") for the period from December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.globalxetfs.com/funds/gxdw/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/gxdw/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Dorsey Wright Thematic ETF	$28	0.50%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.50%	[12]
AssetsNet	$ 8,514,071
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 19,640
InvestmentCompanyPortfolioTurnover	124.20%
Holdings [Text Block]

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Exchange-Traded Funds	100.1%
Repurchase Agreements	20.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Global X Blockchain ETFFootnote Reference**	21.7%
Global X Artificial Intelligence & Technology ETFFootnote Reference**	21.0%
Global X Hydrogen ETFFootnote Reference**	21.0%
Global X Data Center & Digital Infrastructure ETFFootnote Reference**	19.1%
Global X Lithium & Battery Tech ETFFootnote Reference**	17.3%
Footnote	Description
Footnote**	Affiliated Investment.
Footnote(A)	Repurchase Agreements are not shown in the top ten holdings.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/gxdw/
C000214539
Shareholder Report [Line Items]
Fund Name	Global X Video Games & Esports ETF
Class Name	Global X Video Games & Esports ETF
Trading Symbol	HERO
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Global X Video Games & Esports ETF (the "Fund") for the period from December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.globalxetfs.com/funds/hero/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/hero/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Video Games & Esports ETF	$23	0.50%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.50%	[13]
AssetsNet	$ 64,565,526
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 223,747
InvestmentCompanyPortfolioTurnover	14.88%
Holdings [Text Block]

Asset/Country WeightingsFootnote Reference*

Table Summary
Value	Value
Repurchase Agreements	7.7%
Singapore	0.4%
Sweden	2.6%
France	3.1%
Poland	4.6%
Taiwan	5.5%
South Korea	12.8%
China	17.9%
United States	25.2%
Japan	27.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Electronic Arts	7.2%
Take-Two Interactive Software	6.8%
NetEase ADR	6.5%
Krafton	5.7%
International Games System	5.5%
Unity Software	5.4%
Nintendo	4.9%
Konami Group	4.8%
Square Enix Holdings	4.7%
CD Projekt	4.6%
Footnote	Description
Footnote(A)	Repurchase Agreements are not shown in the top ten holdings.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/hero/
C000220776
Shareholder Report [Line Items]
Fund Name	Global X HealthTech ETF
Class Name	Global X HealthTech ETF
Trading Symbol	HEAL
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Global X HealthTech ETF (the "Fund") for the period from December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.globalxetfs.com/funds/heal/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/heal/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X HealthTech ETF	$22	0.50%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.50%	[14]
AssetsNet	$ 25,041,461
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 83,571
InvestmentCompanyPortfolioTurnover	9.49%
Holdings [Text Block]

Asset/Country WeightingsFootnote Reference*

Table Summary
Value	Value
Short-Term Investment	4.5%
South Korea	0.6%
Sweden	0.8%
China	2.7%
Denmark	3.1%
Netherlands	4.1%
Australia	5.6%
United States	82.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Dexcom	4.9%
IQVIA Holdings	4.7%
Oscar Health, Cl A	4.6%
GE HealthCare Technologies	4.2%
Veeva Systems, Cl A	4.1%
Koninklijke Philips	4.1%
Masimo	4.1%
Pro Medicus	3.9%
Hims & Hers Health	3.9%
ResMed	3.8%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten holdings.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/heal/
C000222117
Shareholder Report [Line Items]
Fund Name	Global X ClimateTech ETF
Class Name	Global X ClimateTech ETF
Trading Symbol	CTEC
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Global X ClimateTech ETF (the "Fund") for the period from December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.globalxetfs.com/funds/ctec/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/ctec/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X ClimateTech ETF	$30	0.50%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.50%	[15]
AssetsNet	$ 33,813,196
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 70,320
InvestmentCompanyPortfolioTurnover	14.32%
Holdings [Text Block]

Asset/Country WeightingsFootnote Reference*

Table Summary
Value	Value
Repurchase Agreements	8.5%
Switzerland	1.2%
Canada	2.1%
Sweden	3.6%
United Kingdom	4.7%
Germany	5.0%
Denmark	5.2%
Taiwan	5.4%
South Korea	11.2%
China	14.4%
United States	47.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Bloom Energy, Cl A	8.3%
Samsung SDI	7.7%
First Solar	7.0%
Nextpower, Cl A	6.1%
Contemporary Amperex Technology, Cl H	5.5%
Enphase Energy	5.5%
Vestas Wind Systems	5.2%
Plug Power	3.7%
Nibe Industrier, Cl B	3.6%
QuantumScape, Cl A	3.4%
Footnote	Description
Footnote(A)	Repurchase Agreements are not shown in the top ten holdings.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/ctec/
C000222332
Shareholder Report [Line Items]
Fund Name	Global X Data Center & Digital Infrastructure ETF
Class Name	Global X Data Center & Digital Infrastructure ETF
Trading Symbol	DTCR
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Global X Data Center & Digital Infrastructure ETF (the "Fund") for the period from December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.globalxetfs.com/funds/dtcr/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/dtcr/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Data Center & Digital Infrastructure ETF	$31	0.50%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.50%	[16]
AssetsNet	$ 2,154,213,984
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 3,023,782
InvestmentCompanyPortfolioTurnover	17.06%
Holdings [Text Block]

Asset/Country WeightingsFootnote Reference*

Table Summary
Value	Value
Repurchase Agreements	2.5%
Hong Kong	0.6%
Taiwan	2.1%
Singapore	3.5%
South Korea	4.7%
Australia	6.2%
China	7.7%
United States	75.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Equinix	12.2%
Digital Realty Trust	10.9%
American Tower	9.6%
Crown Castle	7.1%
NEXTDC	5.3%
SK hynix	4.7%
Applied Digital	4.5%
Micron Technology	4.4%
Marvell Technology	3.8%
SBA Communications, Cl A	3.6%
Footnote	Description
Footnote(A)	Repurchase Agreements are not shown in the top ten holdings.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/dtcr/
C000226290
Shareholder Report [Line Items]
Fund Name	Global X Clean Water ETF
Class Name	Global X Clean Water ETF
Trading Symbol	AQWA
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Global X Clean Water ETF (the "Fund") for the period from December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.globalxetfs.com/funds/aqwa. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/aqwa
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Clean Water ETF	$25	0.50%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%	[17]
AssetsNet	$ 22,851,395
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 64,101
InvestmentCompanyPortfolioTurnover	17.32%
Holdings [Text Block]

Asset/Country WeightingsFootnote Reference*

Table Summary
Value	Value
Saudi Arabia	0.7%
Brazil	1.2%
Singapore	1.2%
South Korea	1.9%
Japan	5.3%
China	6.7%
United Kingdom	11.0%
United States	72.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
American Water Works	8.2%
Ferguson Enterprises	7.7%
Xylem	7.6%
United Utilities Group PLC	6.5%
Pentair PLC	6.2%
Watts Water Technologies, Cl A	4.6%
Essential Utilities	4.6%
Severn Trent PLC	4.5%
Core & Main, Cl A	4.2%
Zurn Elkay Water Solutions	4.2%

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/aqwa
C000228454
Shareholder Report [Line Items]
Fund Name	Global X AgTech & Food Innovation ETF
Class Name	Global X AgTech & Food Innovation ETF
Trading Symbol	KROP
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Global X AgTech & Food Innovation ETF (the "Fund") for the period from December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.globalxetfs.com/funds/krop/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/krop/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X AgTech & Food Innovation ETF	$27	0.50%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.50%	[18]
AssetsNet	$ 9,169,687
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 18,536
InvestmentCompanyPortfolioTurnover	18.73%
Holdings [Text Block]

Asset/Country WeightingsFootnote Reference*

Table Summary
Value	Value
Repurchase Agreements	8.3%
Other Countries	0.7%
Indonesia	0.3%
Malaysia	0.3%
Philippines	0.3%
Saudi Arabia	0.4%
Mexico	1.4%
Australia	3.1%
Germany	4.0%
China	11.5%
Japan	11.8%
Canada	12.4%
United States	53.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Kubota	11.8%
Deere	11.8%
Nutrien	11.7%
Corteva	11.7%
AGCO	4.5%
Lindsay	4.5%
CNH Industrial	4.5%
FMC	4.4%
Yuan Longping High-tech Agriculture, Cl A	4.3%
Hebei Yangyuan Zhihui Beverage, Cl A	4.2%
Footnote	Description
Footnote(A)	Repurchase Agreements are not shown in the top ten holdings.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/krop/
C000228456
Shareholder Report [Line Items]
Fund Name	Global X Blockchain ETF
Class Name	Global X Blockchain ETF
Trading Symbol	BKCH
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Global X Blockchain ETF (the "Fund") for the period from December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.globalxetfs.com/funds/bkch/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/bkch/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Blockchain ETF	$27	0.50%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.50%	[19]
AssetsNet	$ 389,687,184
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 754,267
InvestmentCompanyPortfolioTurnover	25.95%
Holdings [Text Block]

Asset/Country WeightingsFootnote Reference*

Table Summary
Value	Value
Repurchase Agreements	4.6%
Hong Kong	0.2%
Germany	0.6%
Canada	1.6%
China	1.8%
Cayman Islands	1.8%
Israel	2.3%
Australia	12.6%
United States	79.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
IREN	12.6%
Circle Internet Group, Cl A	11.3%
Coinbase Global, Cl A	9.5%
BitMine Immersion Technologies	6.3%
Hut 8	5.9%
Riot Platforms	5.2%
Cleanspark	5.2%
Applied Digital	4.9%
Cipher Digital	4.7%
Core Scientific	4.6%
Footnote	Description
Footnote(A)	Repurchase Agreements are not shown in the top ten holdings.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/bkch/
C000228457
Shareholder Report [Line Items]
Fund Name	Global X Hydrogen ETF
Class Name	Global X Hydrogen ETF
Trading Symbol	HYDR
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Global X Hydrogen ETF (the "Fund") for the period from December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.globalxetfs.com/funds/hydr/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/hydr/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Hydrogen ETF	$37	0.50%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.50%	[20]
AssetsNet	$ 167,863,835
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 188,871
InvestmentCompanyPortfolioTurnover	38.97%
Holdings [Text Block]

Asset/Country WeightingsFootnote Reference*

Table Summary
Value	Value
Repurchase Agreements	3.7%
Singapore	0.6%
Japan	1.9%
Sweden	3.1%
China	3.8%
Germany	4.8%
Norway	5.1%
Canada	6.0%
South Korea	19.6%
United Kingdom	20.2%
United States	32.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Doosan Fuel Cell	12.2%
Plug Power	11.8%
Bloom Energy, Cl A	11.7%
Ceres Power Holdings PLC	9.9%
Ballard Power Systems	6.0%
ITM Power PLC	5.2%
NEL	5.1%
SFC Energy	4.8%
FuelCell Energy	4.3%
Vina Tech	4.1%
Footnote	Description
Footnote(A)	Repurchase Agreements are not shown in the top ten holdings.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/hydr/
C000243865
Shareholder Report [Line Items]
Fund Name	Global X Defense Tech ETF
Class Name	Global X Defense Tech ETF
Trading Symbol	SHLD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Global X Defense Tech ETF (the "Fund") for the period from December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.globalxetfs.com/funds/shld/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/shld/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Defense Tech ETF	$26	0.50%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%	[21]
AssetsNet	$ 8,097,428,298
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 17,853,076
InvestmentCompanyPortfolioTurnover	12.54%
Holdings [Text Block]

Asset/Country WeightingsFootnote Reference*

Table Summary
Value	Value
Repurchase Agreements	1.2%
Other Countries	0.9%
Turkey	0.6%
Australia	0.7%
Norway	2.1%
Sweden	3.3%
Italy	3.6%
Israel	3.7%
France	4.7%
Germany	5.9%
United Kingdom	6.0%
South Korea	6.3%
United States	62.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Palantir Technologies, Cl A	8.8%
RTX	7.8%
Northrop Grumman	7.8%
General Dynamics	7.8%
Lockheed Martin	7.7%
Rheinmetall	4.6%
BAE Systems PLC	4.4%
L3Harris Technologies	4.4%
Leonardo	3.6%
Hanwha Aerospace	3.6%
Footnote	Description
Footnote(A)	Repurchase Agreements are not shown in the top ten holdings.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/shld/
C000249893
Shareholder Report [Line Items]
Fund Name	Global X Infrastructure Development ex-U.S. ETF
Class Name	Global X Infrastructure Development ex-U.S. ETF
Trading Symbol	IPAV
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Global X Infrastructure Development ex-U.S. ETF (the "Fund") for the period from December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.globalxetfs.com/funds/ipav. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/ipav
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Infrastructure Development ex-U.S. ETF	$30	0.55%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.55%	[22]
AssetsNet	$ 5,438,944
Holdings Count | Holding	100
Advisory Fees Paid, Amount	$ 13,808
InvestmentCompanyPortfolioTurnover	22.63%
Holdings [Text Block]

Country WeightingsFootnote Reference*

Table Summary
Value	Value
Other Countries	16.5%
Mexico	3.1%
Luxembourg	3.1%
Germany	3.2%
China	3.3%
Spain	3.5%
Italy	4.5%
France	6.3%
United States	7.5%
Canada	7.6%
South Korea	8.8%
Japan	12.7%
India	19.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
Shin-Etsu Chemical	3.3%
Heidelberg Materials	3.2%
Holcim	3.1%
ArcelorMittal	3.1%
Larsen & Toubro	3.1%
Canadian National Railway	3.1%
Canadian Pacific Kansas City	3.0%
Vinci	3.0%
Ferrovial	3.0%
Prysmian	2.9%

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/ipav
C000263974
Shareholder Report [Line Items]
Fund Name	Global X AI Semiconductor & Quantum ETF
Class Name	Global X AI Semiconductor & Quantum ETF
Trading Symbol	CHPX
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Global X AI Semiconductor & Quantum ETF (the "Fund") for the period from December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.globalxetfs.com/funds/chpx. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/chpx
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X AI Semiconductor & Quantum ETF	$36	0.50%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.50%	[23]
AssetsNet	$ 227,244,865
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 109,370
InvestmentCompanyPortfolioTurnover	35.21%
Holdings [Text Block]

Country WeightingsFootnote Reference*

Table Summary
Value	Value
France	0.0%Footnote Reference**
Canada	0.3%
South Korea	5.1%
Netherlands	5.1%
Taiwan	15.9%
United States	73.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.
Footnote**	Amount is less than 0.05%.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
Micron Technology	12.1%
Broadcom	10.1%
Taiwan Semiconductor Manufacturing ADR	9.7%
NVIDIA	9.2%
SK hynix	5.1%
ARM Holdings PLC ADR	4.9%
Advanced Micro Devices	4.7%
QUALCOMM	4.4%
Cisco Systems	4.2%
MediaTek	4.2%

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/chpx
C000263398
Shareholder Report [Line Items]
Fund Name	Global X Space Tech ETF
Class Name	Global X Space Tech ETF
Trading Symbol	ORBX
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Global X Space Tech ETF (the "Fund") for the period from April 14, 2026 (commencement of operations) to May 31, 2026. You can find additional information about the Fund at https://www.globalxetfs.com/funds/orbx. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/orbx
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
Global X Space Tech ETF	$8	0.50%Footnote Reference†
Footnote	Description
Footnote*	Costs shown not annualized. If the Fund had been open for the full semi-annual period, costs would have been higher.
Footnote†	Annualized.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.50%	[24]
AssetsNet	$ 67,590,132
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 11,724
InvestmentCompanyPortfolioTurnover	15.31%
Holdings [Text Block]

Country WeightingsFootnote Reference*

Table Summary
Value	Value
U.S. Treasury Obligations	22.1%
Other Countries	0.2%
Singapore	0.5%
Poland	0.6%
Sweden	0.7%
United Kingdom	1.2%
Israel	1.4%
South Korea	1.8%
Italy	2.3%
Luxembourg	4.4%
Canada	4.6%
Japan	4.8%
United States	77.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
U.S. Treasury Bills, 3.64%, 06/30/2026	22.1%
Rocket Lab	19.5%
Planet Labs PBC	10.6%
AST SpaceMobile, Cl A	9.9%
Redwire	5.7%
Intuitive Machines, Cl A	4.7%
Viasat	4.5%
SES, Cl A	4.4%
Iridium Communications	4.4%
MDA Space	4.3%

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/orbx

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